Group Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital	Share premium, capital redemption and merger reserves	Other reserves	Retained earnings	In respect of assets held-for-sale	Total attributable to owners of parent	Perpetual hybrid bonds	Non-controlling interests
Beginning balance at Dec. 31, 2021	£ 67,401	£ 614	£ 26,622	£ (6,032)	£ 44,212	£ 0	£ 65,416	£ 1,685	£ 300
Total comprehensive income for the period, net of tax	10,601			8,379	2,128		10,507		94
Profit for the period	1,938				1,859		1,859		79
Other comprehensive income for the period (page #)	8,663			8,379	269		8,648		15
Other changes in equity
Cash flow hedges reclassified and reported in total assets	76			76			76
Employee share options
value of employee services	34				34		34
proceeds from new shares issued	4		4				4
treasury shares used for share option schemes	0		1		(1)		0
Dividends and other appropriations
ordinary shares	(2,476)				(2,476)		(2,476)
to non-controlling interests	(80)						0		(80)
Purchase of own shares
held in employee share ownership trusts	(80)				(80)		(80)
share buy-back programme	1,256				1,256		1,256
Perpetual hybrid bonds
Non-controlling interests - acquisitions	(1)				(1)		(1)
Other movements non-controlling interests	0						0
Reclassification of equity relating to assets held-for-sale	0			58		(58)	0
Other movements	(2)				(2)		(2)
Ending balance at Jun. 30, 2022	74,069	614	26,627	2,329	42,558	(58)	72,070	1,685	314
Beginning balance at Dec. 31, 2021	67,401	614	26,622	(6,032)	44,212	0	65,416	1,685	300
Total comprehensive income for the period, net of tax	15,553			8,521	6,849		15,370		183
Profit for the period	6,846				6,666		6,666		180
Other comprehensive income for the period (page #)	8,707			8,521	183		8,704		3
Other changes in equity
Cash flow hedges reclassified and reported in total assets	129			129			129
Employee share options
value of employee services	81				81		81
proceeds from new shares issued	5		5				5
treasury shares used for share option schemes	0		1		(1)		0
Dividends and other appropriations
ordinary shares	(4,915)				(4,915)		(4,915)
to non-controlling interests	(141)						0		(141)
Purchase of own shares
held in employee share ownership trusts	(80)				(80)		(80)
share buy-back programme	2,012				2,012		2,012
Perpetual hybrid bonds
coupons paid	(59)				(59)		(59)
tax on coupons paid	11				11		11
Non-controlling interests - acquisitions	(1)				(1)		(1)
Other movements non-controlling interests	0
Reclassification of equity relating to assets held-for-sale	0			295		(295)	0
Other movements	(4)				(4)		(4)
Ending balance at Dec. 31, 2022	75,710	614	26,628	2,655	44,081	(295)	73,683	1,685	342
Total comprehensive income for the period, net of tax	(552)			(4,619)	4,020		(599)		47
Profit for the period	4,035				3,959		3,959		76
Other comprehensive income for the period (page #)	(4,587)			(4,619)	61		(4,558)		(29)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	38			38			38
Employee share options
value of employee services	33				33		33
proceeds from new shares issued	1		1				1
treasury shares used for share option schemes	0						0
Dividends and other appropriations
ordinary shares	(2,493)				(2,493)		(2,493)
to non-controlling interests	(59)						0		(59)
Purchase of own shares
held in employee share ownership trusts	(110)				(110)		(110)
share buy-back programme	0						0
Perpetual hybrid bonds
Non-controlling interests - acquisitions	0						0
Reclassification of equity relating to assets held-for-sale	0			205		(205)	0
Other movements	60				60		60
Ending balance at Jun. 30, 2023	£ 72,628	£ 614	£ 26,629	£ (1,721)	£ 45,591	£ (500)	£ 70,613	£ 1,685	£ 330